Lease Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions related to fixed asset sale and leaseback transactions	€ 53	€ 190
Capital gains arising from sale and leaseback transactions	79	313
Transfers and others	1,165	139
Exclusion of companies, right-of-use assets		121
Lease liabilities not yet commenced	181	63
Telefónica United Kingdom
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others	637
Telxius Group
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others	€ 570
Telefónica de Costa Rica TC, S.A.
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others		127
Telefónica Móviles Panamá, S.A. | Telefónica Móviles Panamá, S.A.
Disclosure of finance lease and operating lease by lessee [Line Items]
Exclusion of companies, right-of-use assets		47
Telefonía Celular de Nicaragua, S.A. | Telefonía Celular de Nicaragua, S.A.
Disclosure of finance lease and operating lease by lessee [Line Items]
Exclusion of companies, right-of-use assets		€ 74